RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2021
RELATED PARTY TRANSACTIONS
NOTE 8 - RELATED PARTY TRANSACTIONS

NOTE 8 — RELATED PARTY TRANSACTIONS

a. Due from a related party

As of December 31, 2020, balance due from a related party, Ms. Ngai Ngai Lam, chief executive officer (the “CEO”) and chairwoman of the board of directors (the “Chairwoman”) of the Company, amounted to $1,439,080. The advance was made on December 29, 2020 and was interest free. The Company received full repayment on this advance in January 2021 and has no intention to make additional advance to related parties in the future.

b. Due to a related party

As of June 30, 2021, balance due to a related party, Ms. Ngai Ngai Lam, CEO and Chairwoman of the Company, amounted to $12,390. This borrowing was used for working capital during the Company’s normal course of business and was non-interest bearing and due on demand.

c. Significant payments made by a related party

In December 2020, Ms. Ngai Ngai Lam, CEO and Chairwoman of the Company made a payment of RMB 6,895,860 (approximately $1.1 million) to FMP on behalf of the Company. The Company fully repaid this balance to Ms. Lam on December 30, 2020. Consequently, none of these payments were reflected in the Company’s consolidated balance sheets as of December 31, 2020 and the payments made by the Company has no impact over the Company’s unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2021.